Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Sales and Marketing Expense	Based on the Company’s fair value analysis, a total of $2,611 was charged to sales and marketing expense in the consolidated statements of operations and comprehensive loss and recorded as accrued commissions in the consolidated balance sheets.
2023
Balance at December 31, 2022	$2,560
Amounts paid during 2023	(205)
Accretion	293
Balance at June 30, 2023	$2,648
Based on the Company’s fair value analysis, a charge of $2,611 was charged to Sales and marketing expense in the fourth quarter of 2022. A reconciliation of the liability under clause (b) and clause (c) is as follows:
2022
Balance at January 1, 2022	$—
Amount recorded upon signing of Termination Agreement	2,611
Amounts paid during 2022	(56)
Accretion	5
Balance at December 31, 2022	$2,560